SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Significant Accounting Policies [Abstract]
Schedule of useful lives of assets
Depreciation on utilities, transport, communication and energy assets is calculated on a straight-line basis over the estimated service lives of the components of the assets, which are as follows:

(YEARS)	Useful Lives
Buildings	Up to 70
Leasehold improvements	Up to 50
District energy systems and gas storage assets	Up to 50
Machinery, equipment, transmission stations and towers	Up to 40
Network systems	Up to 60
Rail and transport assets	Up to 40
Depreciation of an asset commences when it is available for use. PP&E is depreciated on a straight-line basis over the estimated useful lives of each component of the asset as follows:

(YEARS)	Useful Lives
Buildings	Up to 50
Leasehold improvements	Up to 40
Machinery and equipment	Up to 20
Oil and gas related equipment	Up to 10
Depreciation on renewable power generating assets is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows:

(YEARS)	Useful Lives
Dams	Up to 115
Penstocks	Up to 60
Powerhouses	Up to 115
Hydroelectric generating units	Up to 115
Wind generating units	Up to 30
Solar generating units	Up to 30
Other assets	Up to 60

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016
Balance, beginning of year	$5,783	$5,300	$694	$612	$(825)	$(596)	$5,652	$5,316
Additions/(dispositions)[1], net of assets reclassified as held for sale	(502)	254	44	—	246	(6)	(212)	248
Acquisitions through business combinations	281	652	—	—	—	—	281	652
Foreign currency translation	292	(423)	1	—	(13)	21	280	(402)
Fair value changes	—	—	59	82	—	—	59	82
Depreciation expenses	—	—	—	—	(281)	(244)	(281)	(244)
Balance, end of year	$5,854	$5,783	$798	$694	$(873)	$(825)	$5,779	$5,652

1.	For accumulated depreciation, (additions)/dispositions
The following table presents our renewable power property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2017	2016
North America	$22,832	$17,132
Brazil	3,443	2,893
Colombia	5,401	5,275
Europe	1,088	1,253
Other[1]	826	—
	$33,590	$26,553

1.	Other refers primarily to South Africa, China, India, Malaysia and Thailand
Our renewable power property, plant and equipment consists of the following:

	Hydroelectric		Wind Energy, Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016
Cost, beginning of year	$14,382	$7,441	$3,649	$3,509	$18,031	$10,950
Additions, net of disposals and assets reclassified as held for sale	256	253	(273)	80	(17)	333
Acquisitions through business combinations	—	5,731	6,923	10	6,923	5,741
Foreign currency translation	29	957	25	50	54	1,007
Cost, end of year	14,667	14,382	10,324	3,649	24,991	18,031

Accumulated fair value changes, beginning of year	11,440	11,035	858	615	12,298	11,650
Fair value changes	341	100	33	216	374	316
Dispositions and assets reclassified as held for sale	(8)	—	—	—	(8)	—
Foreign currency translation and other	403	305	213	27	616	332
Accumulated fair value changes, end of year	12,176	11,440	1,104	858	13,280	12,298

Accumulated depreciation, beginning of year	(2,947)	(2,248)	(829)	(614)	(3,776)	(2,862)
Depreciation expenses	(579)	(586)	(287)	(217)	(866)	(803)
Dispositions and assets reclassified as held for sale	—	9	51	5	51	14
Foreign currency translation and other	(38)	(122)	(52)	(3)	(90)	(125)
Accumulated depreciation, end of year	(3,564)	(2,947)	(1,117)	(829)	(4,681)	(3,776)
Balance, end of year	$23,279	$22,875	$10,311	$3,678	$33,590	$26,553
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Costs	$24,991	$18,031	$9,253	$8,045	$5,854	$5,783	$4,050	$5,268	$44,148	$37,127
Accumulated fair value changes[1]	13,280	12,298	3,272	2,690	798	694	(231)	(243)	17,119	15,439
Accumulated depreciation	(4,681)	(3,776)	(1,622)	(1,190)	(873)	(825)	(1,086)	(1,429)	(8,262)	(7,220)
Total	$33,590	$26,553	$10,903	$9,545	$5,779	$5,652	$2,733	$3,596	$53,005	$45,346

1.	The accumulated fair value changes for private equity and other represent accumulated impairment charges, as assets in these segments are carried at amortized cost
Our infrastructure property, plant and equipment consists of the following:

	Utilities (i)		Transport (i)		Energy (i)		Sustainable Resources (ii)		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Cost, beginning of year	$2,894	$2,945	$2,361	$1,953	$2,382	$1,487	$408	$340	$8,045	$6,725
Additions, net of disposals and assets reclassified as held for sale	350	367	103	78	81	89	93	5	627	539
Acquisitions through business combinations	—	—	—	242	100	825	—	—	100	1,067
Foreign currency translation	229	(418)	191	88	67	(19)	(6)	63	481	(286)
Cost, end of year	3,473	2,894	2,655	2,361	2,630	2,382	495	408	9,253	8,045

Accumulated fair value changes, beginning of year	1,044	946	782	973	351	209	513	385	2,690	2,513
Fair value changes	136	184	24	25	257	123	13	56	430	388
Foreign currency translation and other	76	(86)	67	(216)	21	19	(12)	72	152	(211)
Accumulated fair value changes, end of year	1,256	1,044	873	782	629	351	514	513	3,272	2,690

Accumulated depreciation, beginning of year	(384)	(291)	(517)	(418)	(258)	(172)	(31)	(19)	(1,190)	(900)
Depreciation expenses	(113)	(128)	(147)	(126)	(117)	(99)	(10)	(19)	(387)	(372)
Dispositions and assets reclassified as held for sale	16	1	22	1	4	—	3	1	45	3
Foreign currency translation and other	(28)	34	(45)	26	(12)	13	(5)	6	(90)	79
Accumulated depreciation, end of year	(509)	(384)	(687)	(517)	(383)	(258)	(43)	(31)	(1,622)	(1,190)
Balance, end of year	$4,220	$3,554	$2,841	$2,626	$2,876	$2,475	$966	$890	$10,903	$9,545
The following table presents the changes to the carrying value of the company’s property, plant and equipment assets included in these operations:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016
Balance, beginning of year	$5,268	$5,309	$(243)	$(231)	$(1,429)	$(1,197)	$3,596	$3,881
Additions/(dispositions)[1], net of assets reclassified as held for sale	(1,966)	(101)	36	4	752	125	(1,178)	28
Acquisitions through business combinations	501	—	—	—		—	501	—
Foreign currency translation	247	60	(16)	(16)	(51)	(14)	180	30
Depreciation expenses	—	—	—	—	(358)	(343)	(358)	(343)
Impairment charges	—	—	(8)	—	—	—	(8)	—
Balance, end of year	$4,050	$5,268	$(231)	$(243)	$(1,086)	$(1,429)	$2,733	$3,596

1.	For accumulated depreciation, (additions)/dispositions